MORTGAGE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF DEBT

Mortgage notes payable consist of the following:

	Principal as of
	September 30,	December 31,	Loan	Interest
Mortgage note property	2021	2020	Type	Rate (1)	Maturity
Waterman Plaza (2)	$—	$3,207,952	Variable	—	—
World Plaza (3) (4)	—	5,802,568	Variable	2.91%	7/5/2021
Garden Gateway Plaza (2)	—	5,861,523	Fixed	5.00%	8/5/2021
300 N.P.	2,243,328	2,273,478	Fixed	4.95%	6/11/2022
Highland Court (2)	—	6,274,815	Fixed	3.82%	9/1/2022
Dakota Center	9,734,220	9,900,279	Fixed	4.74%	7/6/2024
Research Parkway	1,719,390	1,760,432	Fixed	3.94%	1/5/2025
Arapahoe Service Center	7,812,125	7,932,255	Fixed	4.34%	1/5/2025
Union Town Center	8,197,495	8,315,550	Fixed	4.28%	1/5/2025
One Park Centre	6,304,625	6,385,166	Fixed	4.77%	9/5/2025
Genesis Plaza	6,196,202	6,276,273	Fixed	4.71%	9/6/2025
Shea Center II	17,559,316	17,727,500	Fixed	4.92%	1/5/2026
Executive Office Park (2)	—	2,985,998	Fixed	4.83%	6/1/2027
West Fargo Industrial	4,177,334	4,262,718	Fixed	3.27%	8/5/2029
Grand Pacific Center (5)	3,649,729	3,738,142	Fixed	4.02%	8/1/2037
Subtotal, Presidio Property Trust, Inc. Properties	$67,593,764	$92,704,649
Model Home mortgage notes (3)	19,335,267	28,083,356	Fixed	(6)	2021 - 2024
Mortgage Notes Payable	$86,929,031	$120,788,005
Unamortized loan costs	(673,351)	(758,309)
Mortgage Notes Payable, net	$86,255,680	$120,029,696

(1)	Interest rates as of September 30, 2021.

(2)	Waterman Plaza and Garden Gateway Plaza were sold during the first quarter of 2021, while Highland Court and Executive Office Park were sold in the second quarter of 2021.

(3)	Property held for sale as of September 30, 2021. There were three model homes included as real estate assets held for sale.

(4)	During June 2021, this loan was paid in full with cash from the sale of other properties and excess cash on hand.

(5)	Interest rate is subject to reset on September 1, 2023.

(6)	Our model homes have stand-alone mortgage note at interest rates ranging from 2.50% to 5.63% per annum as of September 30, 2021.

Mortgage notes payable consisted of the following:

		Principal as of
		December 31,	December 31,	Loan	Interest
Mortgage note property	Notes	2020	2019	Type	Rate (1)	Maturity
Waterman Plaza	(3) (6)	$3,207,952	$3,274,097	Variable	4.25%	4/29/2021
World Plaza	(3) (5)	5,802,568	4,979,384	Variable	2.91%	7/5/2021
Garden Gateway Plaza	(3)	5,861,523	6,071,315	Fixed	5.00%	8/5/2021
300 N.P.		2,273,478	2,311,739	Fixed	4.95%	6/11/2022
Highland Court	(3)	6,274,815	6,424,366	Fixed	3.82%	9/1/2022
Dakota Center		9,900,279	10,111,693	Fixed	4.74%	7/6/2024
Union Terrace	(2)	-	6,240,396	Fixed	4.50%	8/5/2024
Centennial Tech Center	(2)	-	9,561,652	Fixed	4.43%	12/5/2024
Research Parkway		1,760,432	1,813,305	Fixed	3.94%	1/5/2025
Arapahoe Service Center		7,932,255	8,085,727	Fixed	4.34%	1/5/2025
Union Town Center		8,315,550	8,440,000	Fixed	4.28%	1/5/2025
One Park Centre		6,385,166	6,487,532	Fixed	4.77%	9/5/2025
Genesis Plaza		6,276,273	6,378,110	Fixed	4.71%	9/6/2025
Shea Center II		17,727,500	17,727,500	Fixed	4.92%	1/5/2026
Executive Office Park	(3)	2,985,998	4,839,577	Fixed	4.83%	6/1/2027
West Fargo Industrial		4,262,718	4,216,565	Fixed	3.27%	8/5/2029
Grand Pacific Center	(4)	3,738,142	3,851,962	Fixed	4.02%	8/1/2037
Subtotal, Presidio Property Trust, Inc. Properties		$92,704,649	$110,814,920

Model Home mortgage notes	(3)	28,083,356	32,644,129	Fixed	(7)	2021 - 2023
Mortgage Notes Payable		$120,788,005	$143,459,049
Unamortized loan costs		(758,309)	(1,066,057)
Mortgage Notes Payable, net		$120,029,696	$142,392,992

(1)	Interest rates as of December 31, 2020.

(2)	Property sold during the year ended December 31, 2020, see Footnote 3 above for further detail. One of four buildings at Executive Office Park were sold.

(3)	Properties held for sale as of December 31, 2020. Seven model homes were included as held for sale.

(4)	Interest rate is subject to reset on September 1, 2023.

(5)	Interest on this loan is ABR + 0.75% and LIBOR plus 2.75%. For the year-ended December 31, 2020, the weighted average interest rate was 3.37%.

(6)	Interest on this loan resets annually at LIBOR plus 3.00%, with a floor of 4.25%

(7)	Each Model Home has a stand-alone mortgage note at interest rates ranging from 2.5% to 5.6% at December 31, 2020.

SCHEDULE OF PRINCIPAL PAYMENTS OF MORTGAGE NOTES PAYABLE

Scheduled principal payments of mortgage notes payable were as follows as of September 30, 2021:

	Presidio Property	Model	Total
	Trust, Inc.	Homes	Principal
Years ending December 31:	Notes Payable	Notes Payable	Payments
2021	$336,488	$606,375	$942,863
2022	3,581,868	8,766,945	12,348,813
2023	1,410,835	4,241,024	5,651,859
2024	10,368,843	5,720,923	16,089,766
2025	28,770,832	—	28,770,832
Thereafter	23,124,898	—	23,124,898
Total	$67,593,764	$19,335,267	$86,929,031

Scheduled principal payments of mortgage notes payable are as follows:

	Presidio Property	Model
	Trust, Inc.	Homes	Total Principal
Years ending December 31:	Notes Payable	Notes Payable	Payments
2021	$16,385,688	$10,169,248	$26,554,936
2022	9,780,330	11,735,522	21,515,852
2023	1,493,749	6,178,586	7,672,335
2024	10,447,888	—	10,447,888
2025	28,902,297	—	28,902,297
Thereafter	25,694,697	—	25,694,697
Total	$92,704,649	$28,083,356	$120,788,005